CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks	$ 53,535	$ 70,048	$ 74,213
Federal funds sold and other cash equivalents	25,000	80,000	44,500
Cash and cash equivalents	78,535	150,048	118,713
Interest-earning deposits in other financial institutions	600	600	345
Securities:
Available for sale	82,848	64,957	39,277
Held to maturity	9,998	10,009	6,214
Mortgage loans held for sale	183,391	125,847	44,345
Loans held for investment:
Real estate	871,073	839,230	755,301
Commercial	391,614	410,812	361,227
Total loans	1,262,687	1,250,042	1,116,528
Unaccreted discount on acquired loans	(2,410)	(2,762)	(8,085)
Deferred loan costs (fees), net	1,651	1,794	2,003
Total loans, gross	1,261,928	1,249,074	1,110,446
Allowance for loan losses	(13,957)	(13,773)	(14,162)
Net loans	1,247,971	1,235,301	1,096,284
Premises and equipment	6,687	6,583	6,585
Federal Home Loan Bank (FHLB) stock	6,770	6,770	6,770
Net deferred tax assets	6,460	6,086	11,097
Income tax receivable	272	272
Other real estate owned (OREO)	293	293	833
Cash surrender value of life insurance	32,980	32,782	21,958
Goodwill	29,940	29,940	29,940
Servicing assets	5,979	5,957	3,704
Core deposit intangibles	1,357	1,438	1,793
Accrued interest and other assets	21,023	14,176	7,693
Total assets	1,715,104	1,691,059	1,395,551
Deposits:
Noninterest-bearing demand	316,047	285,690	174,272
Savings, NOW and money market accounts	399,892	411,663	296,699
Time deposits under $250,000	292,887	293,471	310,969
Time deposits $250,000 and over	364,678	346,457	370,823
Total deposits	1,373,504	1,337,281	1,152,763
Reserve for unfunded commitments	575	282	604
Income tax payable	1,563		793
FHLB advances		25,000
Long-term debt	49,564	49,528	49,383
Subordinated debentures	3,447	3,424	3,334
Accrued interest and other liabilities	10,629	10,368	7,089
Total liabilities	1,439,282	1,425,883	1,213,966
Commitments and contingencies
Shareholders' equity:
Preferred Stock
Common Stock	210,595	205,927	142,651
Additional paid-in capital	7,429	8,426	8,417
Retained earnings	58,838	51,266	30,784
Accumulated other comprehensive income (loss)-net unrealized loss on securities available for sale, net	(1,040)	(443)	(267)
Total shareholders' equity	275,822	265,176	181,585
Total liabilities and shareholders' equity	$ 1,715,104	$ 1,691,059	$ 1,395,551